UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01570
Van Kampen Comstock Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)            (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Comstock Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.0%

Airlines 1.1%
Southwest Airlines Co.	9,106,400	$132,133,864

Aluminum 0.3%
Alcoa, Inc.	1,428,900	32,264,562

Asset Management & Custody Banks 2.2%
Bank of New York Mellon Corp.	7,862,928	256,174,194

Broadcasting & Cable TV 5.1%
Comcast Corp., Class A	24,222,550	475,488,656
Liberty Media Corp. — Entertainment, Class A (a)	5,148,240	128,551,553

		604,040,209

Catalog Retail 0.8%
Liberty Media Corp. — Interactive, Class A (a)	7,620,475	98,380,332

Communications Equipment 0.6%
Alcatel-Lucent — ADR (France) (a)	8,644,100	33,193,344
Ericsson, Class B — ADR (Sweden)	3,627,456	34,206,910

		67,400,254

Computer Hardware 3.6%
Dell, Inc. (a)	7,314,100	120,536,368
Hewlett-Packard Co.	2,101,000	97,150,240
IBM Corp.	1,729,300	202,258,928

		419,945,536

Data Processing & Outsourced Services 0.8%
Computer Sciences Corp. (a)	1,328,600	53,396,434
Western Union Co.	1,443,900	35,621,013

		89,017,447

Department Stores 1.3%
J.C. Penney Co., Inc.	2,198,400	73,294,656
Macy’s, Inc.	4,207,400	75,649,052

		148,943,708

	Number of
Description	Shares	Value

Diversified Banks 2.4%
Barclays PLC — ADR (United Kingdom)	655,200	$16,183,440
U.S. Bancorp	2,370,200	85,374,604
Wells Fargo & Co.	4,954,300	185,934,879

		287,492,923

Diversified Chemicals 1.8%
Du Pont (E.I.) de Nemours & Co.	5,269,866	212,375,600

Drug Retail 1.1%
CVS Caremark Corp.	3,705,000	124,710,300

Electronic Equipment Manufacturers 0.2%
Cognex Corp.	1,252,087	25,242,074

Electronic Manufacturing Services 0.2%
Flextronics International Ltd. (Singapore) (a)	2,998,017	21,225,960
Kemet Corp. (a)	1,035,280	1,407,981

		22,633,941

Health Care Distributors 1.8%
Cardinal Health, Inc.	4,184,300	206,202,304

Health Care Equipment 0.9%
Boston Scientific Corp. (a)	8,773,500	107,650,845

Home Improvement Retail 1.3%
Home Depot, Inc.	2,742,600	71,005,914
Lowe’s Cos., Inc.	3,465,300	82,092,957

		153,098,871

Household Products 2.4%
Kimberly-Clark Corp.	2,942,700	190,804,668
Procter & Gamble Co.	1,305,400	90,973,326

		281,777,994

Hypermarkets & Super Centers 3.4%
Wal-Mart Stores, Inc.	6,638,800	397,597,732

	Number of
Description	Shares	Value

Industrial Conglomerates 1.2%
General Electric Co.	5,394,900	$137,569,950

Integrated Telecommunication Services 5.3%
AT&T, Inc.	8,038,250	224,427,940
Verizon Communications, Inc.	12,384,300	397,412,187

		621,840,127

Internet Software & Services 1.8%
eBay, Inc. (a)	9,614,700	215,176,986

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	310,200	39,705,600
Merrill Lynch & Co., Inc.	2,327,400	58,883,220

		98,588,820

Life & Health Insurance 2.5%
Aflac, Inc.	816,300	47,957,625
MetLife, Inc.	2,422,900	135,682,400
Torchmark Corp.	1,759,947	105,244,831

		288,884,856

Managed Health Care 0.7%
UnitedHealth Group, Inc.	1,623,500	41,220,665
WellPoint, Inc. (a)	1,002,500	46,886,925

		88,107,590

Movies & Entertainment 6.8%
News Corp., Class B	9,190,600	111,665,790
Time Warner, Inc.	25,808,400	338,348,124
Viacom, Inc., Class B (a)	14,013,250	348,089,130

		798,103,044

Multi-Line Insurance 1.2%
Genworth Financial, Inc., Class A	2,413,500	20,780,235
Hartford Financial Services Group, Inc.	2,912,700	119,391,573

		140,171,808

	Number of
Description	Shares	Value

Other Diversified Financial Services 9.0%
Bank of America Corp.	13,517,100	$473,098,500
Citigroup, Inc.	14,887,700	305,346,727
JPMorgan Chase & Co.	5,969,300	278,766,310

		1,057,211,537

Packaged Foods & Meats 8.0%
Cadbury PLC — ADR (United Kingdom)	5,895,424	237,695,832
Kraft Foods, Inc., Class A	10,596,243	347,026,958
Sara Lee Corp.	4,341,600	54,834,408
Unilever NV (Netherlands)	10,765,600	303,159,296

		942,716,494

Paper Products 4.4%
International Paper Co.	19,587,513	512,801,091

Pharmaceuticals 11.1%
Abbott Laboratories	1,504,400	86,623,352
Bristol-Myers Squibb Co.	18,037,000	376,071,450
Eli Lilly & Co.	2,958,900	130,280,367
GlaxoSmithKline PLC — ADR (United Kingdom)	1,664,800	72,352,208
Pfizer, Inc.	11,256,400	207,568,016
Roche Holdings AG — ADR (Switzerland)	550,308	42,822,162
Schering-Plough Corp.	13,087,400	241,724,278
Wyeth	3,875,100	143,146,194

		1,300,588,027

Property & Casualty Insurance 5.7%
Berkshire Hathaway, Inc., Class A (a)	705	92,073,000
Berkshire Hathaway, Inc., Class B (a)	1,100	4,834,500
Chubb Corp.	7,823,940	429,534,306
Travelers Cos., Inc.	3,164,200	143,021,840

		669,463,646

Regional Banks 1.1%
PNC Financial Services Group, Inc.	1,660,900	124,069,230

	Number of
Description	Shares	Value

Semiconductor Equipment 0.5%
KLA-Tencor Corp.	1,728,800	$54,716,520

Semiconductors 0.7%
Intel Corp.	4,103,292	76,854,659

Soft Drinks 2.8%
Coca-Cola Co.	4,526,400	239,356,032
Dr. Pepper Snapple Group, Inc. (a)	3,573,344	94,622,149

		333,978,181

Systems Software 0.5%
Microsoft Corp.	2,430,100	64,859,369

Tobacco 1.6%
Altria Group, Inc.	3,971,300	78,790,592
Philip Morris International, Inc.	2,233,600	107,436,160

		186,226,752

Total Long-Term Investments 97.0%
(Cost $12,208,879,060)		11,379,011,377

Repurchase Agreements 2.3%
Banc of America Securities ($101,259,819 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $101,265,585)	101,259,819
Citigroup Global Markets, Inc. ($101,259,819 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $101,264,038)	101,259,819
JPMorgan Chase & Co. ($30,377,945 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $30,378,789)	30,377,945

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($39,932,417 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $39,933,915)	39,932,417

Total Repurchase Agreements 2.3%
(Cost $272,830,000)	272,830,000

Total Investments 99.3%
(Cost $12,481,709,060)	$11,651,841,377

Other Assets in Excess of Liabilities 0.7%	76,496,689

Net Assets 100.0%	$11,728,338,066

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (‘‘FAS 157’’), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$11,098,493,383
Level 2 - Other Significant Observable Inputs	553,347,994
Level 3 - Significant Unobservable Inputs	-0-

Total	$11,651,841,377

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service.
Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Comstock Fund

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 18, 2008